UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Jennison Small Company Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 9/30/2007

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS
Aerospace & Defense 1.7%
251,000	Esterline Technologies Corp.(a)	$12,125,810
383,400	Moog, Inc. (Class A)(a)(b)	16,911,774

		29,037,584

Capital Markets 1.7%
666,300	Eaton Vance Corp.(b)	29,437,134

Chemicals 1.0%
663,800	Nalco Holding Co.(b)	18,221,310

Commercial Banks 1.9%
236,100	BOK Financial Corp.	12,612,462
1,166,000	UCBH Holdings, Inc.	21,302,820

		33,915,282

Commercial Services & Supplies 6.6%
398,700	Administaff, Inc.	13,352,463
3,600	CoStar Group, Inc.(a)	190,368
477,600	FTI Consulting, Inc.(a)(b)	18,163,128
367,900	Knoll, Inc.(b)	8,240,960
461,700	Mobile Mini, Inc.(a)(b)	13,481,640
476,400	Resources Connection, Inc.(a)(b)	15,806,952
698,900	RSC Holdings, Inc.(a)(b)	13,978,000
450,200	Stericycle, Inc.(a)(b)	20,015,892
461,200	Waste Connections, Inc.(a)(b)	13,946,688

		117,176,091

Communications Equipment 3.4%
671,600	Adtran, Inc.	17,441,452
585,713	Avocent Corp.(a)	16,991,534
1,131,900	Foundry Networks, Inc.(a)(b)	18,857,454
689,100	Ixia(a)	6,381,066

		59,671,506

Computers & Peripherals 1.0%
2,300	Data Domain, Inc.(a)	52,900
633,900	Emulex Corp.(a)	13,844,376
580,600	On Track Innovations Ltd.(a)(b)	3,657,780

		17,555,056

Consumer Finance 1.1%
257,600	Alliance Data Systems Corp.(a)	19,907,328

Diversified Consumer Services 1.6%
437,200	Bright Horizons Family Solutions, Inc.(a)(b)	17,011,452
336,300	School Specialty, Inc.(a)(b)	11,918,472

		28,929,924

Diversified Telecommunication Services 2.9%
472,000	Fairpoint Communications, Inc.	8,378,000
819,100	Iowa Telecommunications Services, Inc.	18,618,143
547,500	Ntelos Holdings Corp.(b)	15,132,900
438,800	Time Warner Telecom (Class A)(a)(b)	8,819,880

		50,948,923

Electric Utilities 0.7%
479,800	El Paso Electric Co.(a)	11,783,888

Electrical Equipment 0.8%
263,200	Hubbell, Inc. (Class B)	14,270,704

Electronic Equipment & Instruments 2.8%
1,324,800	Insight Enterprises, Inc.(a)(b)	29,900,736
589,000	Tektronix, Inc.	19,872,860

		49,773,596

Energy Equipment & Services 2.2%
510,600	Pride International, Inc.(a)	19,127,076
274,200	Universal Compression Holdings, Inc.(a)(b)	19,871,274

		38,998,350

Food & Staples Retailing 3.0%
867,800	Performance Food Group Co.(a)(b)	28,194,822
899,700	United Natural Foods, Inc.(a)(b)	23,914,026

		52,108,848

Health Care Equipment & Supplies 4.0%
233,000	Arthrocare Corp.(a)(b)	10,231,030
363,500	Beckman Coulter, Inc.(b)	23,511,181
200,615	Integra LifeSciences Holdings Corp.(a)(b)	9,914,393
191,390	Resmed, Inc.(a)(b)	7,896,751
427,300	Respironics, Inc.(a)	18,198,707

		69,752,062

Health Care Providers & Services 7.0%
851,900	Centene Corp.(a)(b)	18,247,698
235,700	HealthExtras, Inc.(a)	6,972,006
464,900	Henry Schein, Inc.(a)(b)	24,839,607
425,400	MWI Veterinary Supply, Inc.(a)	16,969,206
324,900	Sierra Health Services, Inc.(a)	13,509,342
443,000	Sunrise Senior Living, Inc.(a)(b)	17,715,570
385,000	Symbion, Inc.(a)	8,358,350
284,100	Universal Health Services, Inc.,	17,472,150

		124,083,929

Health Care Technology 0.4%
136,000	Cerner Corp.(a)(b)	7,543,920

Hotels, Restaurants & Leisure 1.6%
325,300	Cheesecake Factory (The)(a)(b)	7,976,356
327,800	Rare Hospitality International, Inc.(a)(b)	8,775,206
299,600	Red Robin Gourmet Burgers, Inc.(a)(b)	12,094,852

		28,846,414

Insurance 3.9%
439,200	Aspen Insurance Holdings Ltd.	12,328,344
365,500	Axis Capital Holdings Ltd.	14,857,575
754,700	Montpelier Re Holdings Ltd.	13,992,138
509,000	StanCorp Financial Group, Inc.	26,712,320

		67,890,377

Internet & Catalog Retail 1.1%
825,600	GSI Commerce, Inc.(a)(b)	18,749,376

Internet Software & Services 0.5%
96,000	Equinix, Inc.(a)(b)	8,781,120

IT Services 0.8%
403,800	Wright Express Corp.(a)(b)	13,838,226

Leisure Equipment & Products 1.3%
598,700	Pool Corp.(b)	23,367,261

Life Sciences Tools & Services 1.7%
549,400	Affymetrix, Inc.(a)(b)	13,674,566
308,800	Varian, Inc.(a)	16,931,504

		30,606,070

Machinery 8.4%
377,900	Actuant Corp. (Class A)(b)	23,830,374
311,100	AGCO Corp.(a)(b)	13,504,851
571,300	Graco, Inc.(b)	23,011,964
816,139	IDEX Corp.	31,453,996
271,600	Kaydon Corp.	14,155,792
245,400	Nordson Corp.	12,309,264
768,900	Pentair, Inc.	29,656,473

		147,922,714

Marine 0.4%
288,800	American Commercial Lines, Inc.(a)(b)	7,523,240

Media 2.5%
438,000	Cinemark Holdings, Inc.(a)(b)	7,835,820
1,679,800	Entravision Communications Corp. (Class A)(a)	17,520,314
865,500	Regal Entertainment Group (Class A)(b)	18,980,415

		44,336,549

Metals & Mining 1.7%
151,000	Agnico-Eagle Mines, Ltd.	5,511,500
313,100	Century Aluminum Co.(a)(b)	17,104,653
315,300	Royal Gold, Inc.	7,494,681

		30,110,834

Multiline Retail 0.5%
446,900	Saks, Inc.(b)	9,541,315

Oil, Gas & Consumable Fuels 4.9%
771,900	Denbury Resources, Inc.(a)	28,946,250
297,200	Frontier Oil Corp.	13,008,444
415,700	Quicksilver Resources, Inc.(a)(b)	18,531,906
591,450	Range Resources Corp.	22,126,145
278,600	Warren Resources, Inc.(a)(b)	3,254,048

		85,866,793

Pharmaceuticals 1.7%
432,300	KV Pharmaceutical Co. (Class A)(a)	11,775,852
577,980	Medicis Pharmaceutical Corp. (Class A)	17,651,509
49,500	Perrigo Co.	969,210

		30,396,571

Real Estate Investments Trusts 2.1%
1,467,500	Annaly Capital Management, Inc.(b)	21,161,350
589,800	Sunstone Hotel Investors, Inc.(b)	16,744,422

		37,905,772

Road & Rail 3.5%
1,834,133	Heartland Express, Inc.(b)	29,896,368
713,050	Knight Transportation, Inc.(b)	13,818,909
369,200	Landstar System, Inc.	17,813,900

		61,529,177

Semiconductors & Semiconductor Equipment 4.1%
467,700	ATMI, Inc.(a)(b)	14,031,000
1,231,100	Integrated Device Technology, Inc.(a)	18,798,897
307,900	Intersil Corp. (Class A)	9,686,534
2,218,900	PMC - Sierra, Inc.(a)(b)	17,152,097
458,600	Power Integrations, Inc.(a)	12,015,320

		71,683,848

Software 2.5%
604,700	Commvault Systems, Inc.(a)(b)	10,443,169
1,063,700	Quest Software, Inc.(a)	17,221,303
1,898,200	TIBCO Software, Inc.(a)(b)	17,178,710

		44,843,182

Specialty Retail 1.7%
234,100	Children’s Place Retail Stores, Inc.(a)(b)	12,088,924
627,800	Coldwater Creek, Inc.(a)(b)	14,583,794
63,300	Tween Brands, Inc.(a)(b)	2,823,180

		29,495,898

Textiles, Apparel & Luxury Goods 0.9%
376,900	Quiksilver, Inc.(a)(b)	5,325,597
279,000	Warnaco Group, Inc.(a)(b)	10,975,860

		16,301,457

Trading Companies & Distributors 0.9%
582,000	Interline Brands, Inc.(a)	15,178,560

Water Utilites 1.3%
346,400	American States Water Co.(b)	12,321,448
456,200	Aqua America, Inc.(b)	10,259,938

		22,581,386

Wireless Telecommunication Services 4.7%
698,700	Clearwire Corp. (Class A)(a)(b)	17,069,241
2,642,000	Dobson Communications Corp. (Class A)(a)(b)	29,352,620
1,093,300	SBA Communications Corp. (Class A)(a)(b)	36,723,947

		83,145,808

	Total long-term investments (cost $1,433,658,308)	1,703,557,383

SHORT-TERM INVESTMENT 35.9%
Affiliated Money Market Mutual Fund
633,085,400	Dryden Core Investment Fund - Taxable Money Market Series (cost $633,085,400; includes $577,507,600 of cash collateral received for securities on loan)(c)(d)	633,085,400

	Total Investments 132.4% (cost $2,066,743,708)(e)	2,336,642,783
	Liabilities in excess of other assets (32.4%)	(572,258,088)

	Net Assets 100.0%	$1,764,384,695

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $543,182,198; cash collateral of $557,507,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments..
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,072,577,373	$286,175,899	$(22,110,489)	$264,065,410

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Small Company Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

“Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).”

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.